                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: | |; Amendment Number: ____

This Amendment (Check only one): |x| is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MicroCapital

Address: 201 Post Street, Suite 101
         San Francisco, CA 94108



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth O'Donnell
Title: Associate Director
Phone: 212-713-9185


Signature, Place, and Date of Signing:

Kenneth O'Donnell               New York, NY                    05/15/06
---------------------     ---------------------------      -------------------
    [Signature] [City, State] [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

       ITEM 1           ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6               ITEM 7            ITEM 8
------------------    ---------   --------   --------        ---------  ----------------------     --------    --------------------
                       TITLE                  FAIR                           INVEST. DISCR.
                        OF        CUSIP      MARKET          SHRS OF                   SHARED                    VOTING AUTHORITY
  NAME OF ISSUER       CLASS      NUMBER      VALUE          PRN AMT     SOLE SHARED   OTHER       MANAGERS    SOLE   SHARED  OTHER
------------------    ---------   --------   --------        -------     ---  ------ ----------    --------    ----   ------  -----
WTS IMAGEWARE
 SYSTEMS, INC         OTC EQ     8904064X    N/A                27,397 N   X                       MICA          27,397
WTS MAXIM PHARM
 EXP 3/23/0           OTC EQ     8904109     N/A                53,571 N   X                       MICA          53,571
WTS SANDS REGENT
 CP 11/12/            OTC EQ     8904116     $   41,100.00      30,000 N   X                       MICA          30,000
XENOMICS INC          OTC EQ     8904181     $  964,102.00     512,820 N   X                       MICA         512,820
LIPONEX, INC          CEQ        8904502     $1,618,359.00   2,100,000 N   X                       MICA       2,100,000
WTS HEARUSA INC
 12/18/08             OTC EQ     8904758     $    1,429.00     142,850 N   X                       MICA         142,850
BLUEBOOK INTL
 HLDG CO NEW          OTC EQ     9040554     $  413,525.00     695,000 N   X                       MICA         695,000
INTERNET AMERICA
 INC - TEX            OTC EQ     9051368     $  328,009.00     713,063 N   X                       MICA         713,063
APPLIED
 NEUROSOLUTIONS
INC                   OTC EQ     9065686A    $  399,140.00   1,995,700 N   X                       MICA       1,995,700
MEDIA SCIENCES
 INTL INC             OTC EQ     9069028     $2,340,000.00     600,000 N   X                       MICA         600,000
INFINIUM LABS INC     OTC EQ     9070519     $    8,000.00     400,000 N   X                       MICA         400,000
BRITESMILE INC        OTC EQ     9071985     $  478,265.00     434,786 N   X                       MICA         434,786
DELI SOLAR USA INC    OTC EQ     9085675     $  774,648.00     82,850  N   X                       MICA          82,850
DRUGMAX INC           OTC EQ     9086090     $1,280,000.00   1,000,000 N   X                       MICA       1,000,000
WTS INKSURE
 TECH EXP 7/5/0       OTC EQ     9143748     $  177,173.00     108,695 N   X                       MICA         108,695
HEARUSA INC CV
 SUB NT 11%           CORP B     9143749     $  371,429.00     500,000 N   X                       MICA         500,000
INTERACTIVE SYSTEMS
 WORLDW               CORP B     9143756     $   33,333.00     400,000 N   X                       MICA         400,000
WTS INTERACTIVE SYS
 WORLDW               OTC EQ     9143757     N/A                43,269 N   X                       MICA          43,269
WTS APPLIED
NEUROSOLUTIONS        OTC EQ     9143768     $        3.00   3,000,000 N   X                       MICA       3,000,000
AUTODA NTWK SER B
 CONV PFD             OTC EQ     9143773     $  505,000.00     250,000 N   X                       MICA         250,000
WTS AUTO DATA NTWK
 3/10/09              OTC EQ     9143775     N/A               100,000 N   X                       MICA         100,000
WTS COMDIAL CORP
 EXP 2/17/            OTC EQ     9143780     N/A               200,000 N   X                       MICA         200,000
WTS BLUEBOOK INTL
 HLDG 11/             OTC EQ     9143781     N/A               139,000 N   X                       MICA         139,000
DIVERSINET CORP NEW   OTC EQ     9143782     $1,064,250.00   1,612,500 N   X                       MICA       1,612,500
EDT LEARNING 12%
 CONV REDE            CORP B     9143783     $  307,500.00     750,000 N   X                       MICA         750,000
WTS DDS TECH USA
 EXP 10/22            OTC EQ     9143786     N/A                41,667 N   X                       MICA          41,667
WTS EMRISE CORP EXP
 1/04/1               OTC EQ     9143797     N/A               337,500 N   X                       MICA         337,500
WTS CHINDEX
 INTERNATIONAL,       OTC EQ     9143962     N/A                62,440 N   X                       MICA          62,440
DEQ SYSTEMS
 CORP RSTD            OTC EQ     9L47061     $  171,538.00     471,000 N   X                       MICA         471,000
WTS DEQ SYSTEMS
 CORP DUE             OTC EQ     9L47062     N/A                88,000  N   X                       MICA         88,000
WTS DEQ SYSTEMS
 CORP DUE             OTC EQ     9L47064     N/A                49,167  N   X                       MICA         49,167
WTS XENOMICS INC
 @ $2.95              OTC EQ     9L47080      $    1,282.00    128,205  N   X                       MICA        128,205
WTS LIQUIDMETAL
 TECHNOLOGI           OTC EQ     9L47081      $    3,750.00    375,000  N   X                       MICA        375,000
LIQUIDMETAL
 TECHNOLOGIES I       CORP B     9L47082      $  898,950.00  1,500,000  N   X                       MICA      1,500,000
WTS AMR
 TECHNOLOGIES
 INC D                OTC EQ     9L47130      $        1.00    500,000  N   X                       MICA        500,000
WTS DELI SOLAR
 (USA) INC            OTC EQ     9L47170      $   91,135.00     16,570  N   X                       MICA         16,570
WTS DRUGMAX EXP
 10/2/10 @$           OTC EQ     9L47177      $  190,400.00    500,000  N   X                       MICA        500,000
WTS SPECTRE GAMING
 10/27/1              OTC EQ     9L47258      N/A              468,750  N   X                       MICA        468,750
SPECTRE GAMING
 SER B CONV           OTC EQ     9L47261      $  450,234.00        750  N   X                       MICA            750
ONETRAVEL HOLDINGS,
 INC RS               CORP B     9L47302      $  484,950.00  1,500,000  N   X                       MICA      1,500,000
WTS ONETRAVEL
 HOLDINGS INC         OTC EQ     9L47303      $    2,353.00    235,294  N   X                       MICA        235,294
PEOPLE'S
 LIBERATION RSTD      OTC EQ     9L47438      $2,500,000.00  2,000,000  N   X                       MICA      2,000,000
WTS CENTURY PACIFIC
 FINCL                OTC EQ     9L47439      $        7.00  7,400,000  N   X                       MICA      7,400,000
WTS INTRAWARE INC
 DUE 5/24             OTC EQ     9L47464      $      111.00     11,111  N   X                       MICA         11,111
AFP IMAGING CORP      OTC EQ      1058106     $  820,000.00    400,000  N   X                       MICA        400,000
AMR TECHNOLOGIES INC  CEQ         1782101     $1,669,735.00  1,000,000  N   X                       MICA      1,000,000
COLLEGIATE PAC INC    COMMON    194589206     $4,224,990.00    389,400  N   X                       MICA        389,400
BRANDPARTNERS
 GROUP INC            OTC EQ    10531R107     $1,269,704.00  2,952,800  N   X                       MICA      2,952,800
BRITESMILE INC        OTC EQ    110415205     $  626,533.00    569,575  N   X                       MICA        569,575
BALLANTYNE OF
 OMAHA INC            OTC EQ     58516105     $1,037,842.00    232,700  N   X                       MICA        232,700
CATALINA LIGHTING
 INC                  OTC EQ    148865207     $3,142,135.00    330,751  N   X                       MICA        330,751
CABO DRILLING CORP    CEQ       12687C108     $  393,886.00  1,000,000  N   X                       MICA      1,000,000
COMMERCIAL
 SOLUTIONS INC        CEQ       202372108     $  734,850.00    146,700  N   X                       MICA        146,700
CHARTWELL
 TECHNOLOGY INC       CEQ       16140R107     $2,982,404.00    900,000  N   X                       MICA        900,000
DIVERSINET CORP       OTC EQ    25536K303     $  416,006.00    630,312  N   X                       MICA        630,312
DATAWATCH CORP        OTC EQ    237917208     $  327,966.00     85,186  N   X                       MICA         85,186
ESI ENTMT SYS
 INC 144A             CEQ       29643U204     $  296,213.00    400,000  N   X                       MICA        400,000
E.D. SMITH INCOME
 FUND UNI             CEQ       26842A104     $  861,933.00    107,200  N   X                       MICA        107,200
FIBERSTARS INC        OTC EQ    315662106     $3,161,510.00    350,500  N   X                       MICA        350,500
FIBERSTARS INC
 WARRANT              OTC EQ    FIBWRT        $  125,168.00     27,692  N   X                       MICA         27,692
GEMINI CORP COMM      CEQ       36865S106     $  784,262.00    426,000  N   X                       MICA        426,000
MEDIA SCIENCES
 INTL INC             COMMON    58446X107     $1,167,660.00    299,400  N   X                       MICA        299,400
GLENTEL INC           CEQ       378913107     $  939,290.00    154,500  N   X                       MICA        154,500
GAMETECH
 INTERNATIONAL
 INC                  OTC EQ    36466D102     $4,809,861.00    691,072  N   X                       MICA        691,072
INNICOR SUBSURFACE    CEQ       45770W201     $1,424,155.00    739,200  N   X                       MICA        739,200
HANFENG
 EVERGREEN INC        CEQ       410347108     $  886,244.00    250,000  N   X                       MICA        250,000
HAMMOND POWER
 SOLUTIONS IN         CEQ       408549103     $1,051,882.00    353,000  N   X                       MICA        353,000
HART STORES INC       CEQ       416167104     $1,268,977.00    348,700  N   X                       MICA        348,700
IMAGING DYNAMICS
 CORP                 CEQ       451920201     $1,144,732.00    287,500  N   X                       MICA        287,500
WTS IMEDIA INTL DUE
 8/31/0               OTC EQ    IMEDWAR       $        2.00  1,666,556  N   X                       MICA      1,666,556
INKSURE TECHNOLOGIES
 INC                  OTC EQ    4.57E+110     $1,329,183.00    349,785  N   X                       MICA        349,785
I C ISAACS & CO INC   OTC EQ    464192103     $4,942,715.00    992,513  N   X                       MICA        992,513
INTRAWARE INC WTS     OTC EQ    ITRA.WT       N/A               10,000  N   X                       MICA         10,000
INYX INC              OTC EQ    461868101     $1,576,500.00    525,500  N   X                       MICA        525,500
***JINPAN
 INTERNATIONAL LT     COMMON    G5138L100     $  418,495.00     50,000  N   X                       MICA         50,000
KONA GRILL INC        OTC EQ    50047H201     $1,992,628.00    178,711  N   X                       MICA        178,711
KSW INC               OTC EQ    KSWW          $1,201,051.00    316,900  N   X                       MICA        316,900
LOGICVISION
 INC DEL              OTC EQ    54140W107     $2,079,307.00  1,485,219  N   X                       MICA      1,485,219
LOUD TECHNOLOGIES
 INC                  OTC EQ    545731200     $1,284,349.00     74,455  N   X                       MICA         74,455
MACRO ENTERPRISES
 INC                  CEQ       55608F106     $  342,510.00    200,000  N   X                       MICA        200,000
MULTIBAND CORP        OTC EQ    62544X100     $1,350,068.00  1,115,759  N   X                       MICA      1,115,759
MIKRON INSTRUMENT
 INC                  OTC EQ    59862R103     $  675,750.00     90,100  N   X                       MICA         90,100
NARROWSTEP INC        OTC EQ    NARROWPV      $1,615,000.00  1,666,667  N   X                       MICA      1,666,667
WTS A NARROWSETP INC  OTC EQ    NARRWTA       $  307,500.00    833,333  N   X                       MICA        833,333
WTS B NARROWSTEP INC  OTC EQ    NARRWTB       $      833.00    833,333  N   X                       MICA        833,333
INPLAY TECHNOLOGIES
 INC                  OTC EQ    45773L103     $  565,219.00    223,849  N   X                       MICA        223,849
NUTRACEA              OTC EQ    67060N204     $1,119,563.00    940,809  N   X                       MICA        940,809
NEW WORLD
 RESTAURANT
 GROUP                OTC EQ    649271400     $1,703,931.00    186,222  N   X                       MICA        186,222
ONETRAVEL HLDG INC    OTC EQ    68275A201     $   95,337.00     96,300  N   X                       MICA         96,300
QUSTREAM CORP         CEQ       749131108     $1,406,645.00    657,100  N   X                       MICA        657,100
PHARMENG
 INTERNATIONAL
 INC                  CEQ       71715M108     $1,078,906.00  1,575,000  N   X                       MICA      1,575,000
PARETO CORPORATION    CEQ       699461109     $  133,579.00    100,000  N   X                       MICA        100,000
PFB CORP              CEQ       69331T101     $3,468,810.00    339,000  N   X                       MICA        339,000
PETRO FIELD
 INDUSTRIES           CEQ       715917100     $  333,947.00    300,000  N   X                       MICA        300,000
PROGRESSIVE GAMING
 INTL CO              OTC EQ    74332S102     $1,147,299.00  1,164,817  N   X                       MICA      1,164,817
PULSE DATA INC        CEQ       74586Q109     $2,674,463.00  1,010,800  N   X                       MICA      1,010,800
PURE TECHNOLOGIES     CEQ       745915108     $1,040,720.00    900,300  N   X                       MICA        900,300
ROCTEST LTEE          CEQ       774903108     $  177,891.00     83,100  N   X                       MICA         83,100
***RDM CORPORATION    OTC EQ    748934106     $1,560,064.00  1,213,680  N   X                       MICA      1,213,680
RISK GEORGE INDS
 INC CL A             OTC EQ    767720204     $  512,730.00     63,300  N   X                       MICA         63,300
RELM WIRELESS CORP    COMMON    759525108     $1,461,000.00    150,000  N   X                       MICA        150,000
SOCKET
 COMMUNICATIONS
 INC                  OTC EQ    833672108     $  162,916.00    122,493  N   X                       MICA        122,493
SPORT-HALEY INC       OTC EQ    848925103     $  502,503.00    100,300  N   X                       MICA        100,300
SPORTSCENE GROUP
 INC CL A             CEQ       84920P105     $3,328,359.00    303,200  N   X                       MICA        303,200
SRI/SURGICAL
 EXPRESS INC          OTC EQ    78464W104     $1,560,850.00    265,000  N   X                       MICA        265,000
SUTRON CORP           OTC EQ    869380105     $1,213,570.00    150,567  N   X                       MICA        150,567
SYNPLICITY INC        OTC EQ    87160Y108     $8,629,875.00  1,335,894  N   X                       MICA      1,335,894
***SYLOGIST LTD       OTC EQ    87132P102     $  664,533.00    470,000  N   X                       MICA        470,000
VILLAGE
 SUPERMARKET
 INC-CL               OTC EQ    927107409     $  968,616.00     16,282  N   X                       MICA         16,282
WARNEX INC            CEQ       934632100     $  949,309.00  1,167,000  N   X                       MICA      1,167,000
ZILA INC              OTC EQ    989513205     $6,166,940.00  1,933,210  N   X                       MICA      1,933,210
ZONES INC             OTC EQ    98976N103     $  432,084.00     58,707  N   X                       MICA         58,707